INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Narrative) (Details) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares MW shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)	Dec. 31, 2020 R$ / shares	Dec. 31, 2019 R$ / shares	Dec. 31, 2017 USD ($)
Disclosure of unconsolidated structured entities [line items]
Fair value of investments in associates for which there are quoted market prices	$ 756,300	$ 614,100
Investments in associates	422,900	486,600
Revenue	8,735,435	10,192,818	$ 11,454,807
Net sales	8,735,435	10,192,818	11,454,807
Non-current assets	8,289,460	8,757,320
Current assets	4,566,775	4,178,213
Non-current liabilities	2,559,485	3,452,535
Current liabilities	1,853,597	1,768,125
Equity	8,443,153	7,714,873	$ 7,484,576			$ 5,852,771
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A.
Disclosure of unconsolidated structured entities [line items]
Revenue	3,133,000	3,790,000
Net sales	3,133,000	3,790,000
Equity	$ 2,860,944	3,484,000
USINAS SIDEÚRGICAS DE MINAS GERAIS S.A. | Ternium Investments S.a r.l., Ternium Argentina and Prosid Investments S.A.I.C.
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired	20.40%
Usiminas Control Group
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired	68.60%
Usiminas Control Group | T/T Group
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired	47.10%
Usiminas Control Group | Ternium S.A.
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired	39.50%
Usiminas Control Group | TenarisConfab
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired	7.60%
Usiminas Control Group | NSC Group
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired	45.90%
Usiminas Control Group | Previdencia Usiminas
Disclosure of unconsolidated structured entities [line items]
Percentage of voting equity interests acquired	7.00%
Techgen S.A. de C.V.
Disclosure of unconsolidated structured entities [line items]
Revenue	$ 314,000	344,000
Number of megawatts (MW) | MW	900
Net sales	$ 314,000	344,000
Profit (loss) from continuing operations	44,000	24,000
Non-current assets	833,000	875,000
Current assets	59,000	48,000
Non-current liabilities	709,000	791,000
Current liabilities	95,000	87,000
Equity	89,000	$ 45,000
Subordinated liabilities	$ 127,400
Techgen S.A. de C.V. | Ternium S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)	48.00%
Proportion of ownership interest in associate's power supply (percent)	78.00%
Techgen S.A. de C.V. | Tecpetrol International S.A.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)	30.00%
Techgen S.A. de C.V. | Ternium Investments S.a.r.l.
Disclosure of unconsolidated structured entities [line items]
Proportion of ownership interest in associate (percent)	22.00%
Proportion of ownership interest in associate's power supply (percent)	22.00%
Ordinary shares
Disclosure of unconsolidated structured entities [line items]
Share price (per share) | (per share)	$ 3.02	$ 2.45		R$ 15.69	R$ 9.87
Ordinary shares | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A. | Ternium Investments S.a r.l., Ternium Argentina and Prosid Investments S.A.I.C.
Disclosure of unconsolidated structured entities [line items]
Number of shares outstanding (shares) | shares	242.6
Ordinary shares | Usiminas Control Group
Disclosure of unconsolidated structured entities [line items]
Number of shares outstanding (shares) | shares	483.6
Preferred shares
Disclosure of unconsolidated structured entities [line items]
Share price (per share) | (per share)	$ 2.81	$ 2.36		R$ 14.61	R$ 9.51
Preferred shares | USINAS SIDEÚRGICAS DE MINAS GERAIS S.A. | Ternium Investments S.a r.l., Ternium Argentina and Prosid Investments S.A.I.C.
Disclosure of unconsolidated structured entities [line items]
Number of shares outstanding (shares) | shares	8.5